Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transactions Between Related Parties [Line Items]
Aggregate grant value of employment agreements		$ 3,856
Minera Exar S.A.
Disclosure Of Transactions Between Related Parties [Line Items]
Directors remuneration expense		70	$ 76
Minera Exar S.A. | Cauchari-Olaroz Project
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value	$ 68,000	17,141
Percentage of share of joint venture	49.00%
Service Agreement Term	5 years
Minera Exar S.A. | Cauchari-Olaroz Project | Magna Construcciones S.R.L
Disclosure Of Transactions Between Related Parties [Line Items]
Total construction services contract value		$ 534